Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade payables
Schedule of trade payables

	As at December 31
(in EUR 000)	2023	2022
Payables	4,102	1,873
Invoices to be received	2,053	3,112
Total trade payables	6,155	4,985